Segmentation of key figures (Details 9) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Profit sharing income	$ 209	$ 182	$ 407	$ 351
Royalty income	31	25	225	69
Milestone income	16	47	36	121
Other	19	6	32	15
Other revenues	275	260	700	556
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	209	181	407	350
Royalty income	24	15	54	49
Milestone income	5	47	25	98
Other	13	7	21	14
Other revenues	251	250	507	511
Sandoz
Disclosure of operating segments [line items]
Profit sharing income		1		1
Royalty income	5	4	13	7
Milestone income	11		11	23
Other	6	1	11	3
Other revenues	22	6	35	34
Corporate
Disclosure of operating segments [line items]
Royalty income	2	6	158	13
Other		(2)		(2)
Other revenues	$ 2	$ 4	$ 158	$ 11